Land Use Rights, Net	12 Months Ended
Sep. 30, 2024
Land Use Rights, Net [Abstract]
LAND USE RIGHTS, NET

NOTE 8 – LAND USE RIGHTS, NET

Land use rights as of September 30, 2024 and 2023 consisted of the following:

	September 30, 2024	September 30, 2023
Land use rights, at cost	$1,803,155	$1,734,351
Less: accumulated amortization	(355,205)	(252,756)
Total land use rights, net	$1,447,950	$1,481,595

Amortization expense for land use rights were $90,027, $90,403 and $78,926 for the years ended September 30, 2024, 2023 and 2022, respectively. For the years ended September 30, 2024 and 2023, the Company recorded no impairment for land use rights, nor pledged land use rights to secure bank loans.

Estimated future amortization expense for land use rights is as follows as of September 30, 2024:

Years ending September 30,	Amortization expense
2025	$92,422
2026	92,422
2027	92,422
2028	92,422
2029	92,422
Thereafter	985,840
Total	$1,447,950